Retirement benefits	12 Months Ended
Dec. 31, 2025
Retirement Benefits
Retirement benefits

24	Retirement benefits

The Group operates a defined contribution pension scheme for the benefit of its employees. The assets of the scheme are administered by trustees in funds independent from those of the Group. The annual charge for the year was £69,000 (2024: £67,000)